EQ ADVISORS TRUSTSM

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2014, AS REVISED
SEPTEMBER 1, 2014

This Supplement updates information contained in the Summary Prospectus of the AXA/Loomis Sayles Growth Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”) dated May 1, 2014, as revised September 1, 2014. You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the Portfolio.

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2014, as supplemented May 1, 2014, May 29, 2014, June 23, 2014, July 23, 2014, August 1, 2014, August 15, 2014, and October 1, 2014, Statement of Additional Information (“SAI”), dated May 1, 2014, as supplemented May 1, 2014, May 29, 2014, June 23, 2014, July 23, 2014, August 1, 2014, August 15, 2014, and October 1, 2014; and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2013, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective as of October 1, 2014, the Portfolio’s benchmark index against which the Portfolio measures its performance, the Russell 1000® Growth Index, is replaced with the Russell 3000® Growth Index. The Manager believes the Russell 3000® Growth Index is more relevant to the Portfolio’s investment strategies. For the one-year, five-year and ten-year periods ended December 31, 2013, the average annual total returns for the Russell 3000® Growth Index were 34.23%, 20.56%, and 7.95%, respectively.

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